RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Increase of 0.1 percent [member] | Actuarial assumption of expected rates of inflation [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[1]	£ 12	£ 14
Increase (decrease) in the net defined benefit pension scheme liability	[1]	467	410
Increase of 0.1 percent [member] | Actuarial assumption of discount rates [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[2]	(20)	(27)
Increase (decrease) in the net defined benefit pension scheme liability	[2]	(763)	(670)
Decrease of 0.1 percent [member] | Actuarial assumption of expected rates of inflation [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[1]	(12)	(14)
Increase (decrease) in the net defined benefit pension scheme liability	[1]	(460)	(395)
Decrease of 0.1 percent [member] | Actuarial assumption of discount rates [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[2]	21	25
Increase (decrease) in the net defined benefit pension scheme liability	[2]	784	686
Increase of one year [member] | Actuarial assumption of expected life expectancy of members [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge		40	43
Increase (decrease) in the net defined benefit pension scheme liability		1,636	1,299
Decrease of one year [member] | Actuarial assumption of expected life expectancy of members [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge		(39)	(42)
Increase (decrease) in the net defined benefit pension scheme liability		£ (1,575)	£ (1,257)

[1]	At 31 December 2019, the assumed rate of RPI inflation is 2.94 per cent and CPI inflation 1.99 per cent (2018: RPI 3.20 per cent and CPI 2.15 per cent).
[2]	At 31 December 2019, the assumed discount rate is 2.05 per cent (2018: 2.90 per cent).